Purchase of ClaimCor LLC (Details Narrative) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jan. 02, 2015
Business Acquisition [Line Items]
Goodwill and asset impairment expense		$ 251
ClaimCor LLC [Member]
Business Acquisition [Line Items]
Percentage of voting interest			100.00%
Purchase price			$ 323
Goodwill			211
Intangible asset			52
Expense related to the amortization of assets	$ 6	$ 11
ClaimCor LLC [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Intangible asset			9
Weighted average useful life	2 years
ClaimCor LLC [Member] | Customer Base [Member]
Business Acquisition [Line Items]
Intangible asset			$ 43
Weighted average useful life	5 years